Related Party Transactions - Transactions and balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	May 31, 2017	May 31, 2016
Related Party Transaction [Line Items]
Total operating revenues	$ 125,564	$ 53,518
Due from (to) related party	10,514		$ 14,004
Golar LNG Partners
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	1,993	(5,784)
Due from (to) related party	(187,430)		(184,855)
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	3,877	2,571
Golar LNG Partners | Ship management fees revenue
Related Party Transaction [Line Items]
Total operating revenues	2,600	2,138
Golar LNG Partners | Charterhire expense
Related Party Transaction [Line Items]
Related party expense	0	(9,089)
Golar LNG Partners | Interest expense on deposits payable
Related Party Transaction [Line Items]
Related party interest expense	(4,484)	(1,404)
Golar LNG Partners | Methane Princess security lease deposit movement [Member]
Related Party Transaction [Line Items]
Due from (to) related party	(3,143)		(3,464)
Golar LNG Partners | Deposits Due to Affiliates
Related Party Transaction [Line Items]
Related party interest expense	(2,700)	$ 0
Due from (to) related party	(177,247)		(177,247)	$ (107,200)	$ (107,200)
Golar LNG Partners | Trading Balances Due from Affiliates [Member]
Related Party Transaction [Line Items]
Due from (to) related party	$ (7,040)		$ (4,144)